UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER REPORT

Pursuant to Section 15G of

the Securities Exchange Act of 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☒	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period January 1, 2024 to December 31, 2024

Date of Report (Date of earliest event reported): February 13, 2025

Imperial Fund II, LLC

(Exact name of securitizer as specified in its charter)

N/A	0001813439
(Commission File Number of securitizer)	(Central Index Key Number of securitizer)

Victor Kuznetsov, Managing Director, (954) 507-0000

Name and telephone number, including area code of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☒

☐	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

(Exact name of issuing entity as specified in its charter)

Central Index Key Number of sponsor: ____

Central Index Key Number of issuing entity (if applicable): ____

Central Index Key Number of underwriter (if applicable): ____

Imperial Fund II, LLC, as securitizer, is filing this Form ABS-15G in respect of all asset-backed securities transactions sponsored by it with outstanding securities held by non-affiliates during the reporting period:

1.	Imperial Fund Mortgage Trust 2021-NQM2, Mortgage Pass-Through Certificates, Series 2021-NQM2;
2.	Imperial Fund Mortgage Trust 2021-NQM3, Mortgage Pass-Through Certificates, Series 2021-NQM3;
3.	Imperial Fund Mortgage Trust 2021-NQM4, Mortgage Pass-Through Certificates, Series 2021-NQM4;
4.	Imperial Fund Mortgage Trust 2022-NQM1, Mortgage Pass-Through Certificates, Series 2022-NQM1;
5.	Imperial Fund Mortgage Trust 2022-NQM2, Mortgage Pass-Through Certificates, Series 2022-NQM2;
6.	Imperial Fund Mortgage Trust 2022-NQM3, Mortgage Pass-Through Certificates, Series 2022-NQM3;
7.	Imperial Fund Mortgage Trust 2022-NQM4, Mortgage Pass-Through Certificates, Series 2022-NQM4;
8.	Imperial Fund Mortgage Trust 2022-NQM5, Mortgage Pass-Through Certificates, Series 2022-NQM5; and
9.	Imperial Fund Mortgage Trust 2022-NQM6, Mortgage Pass-Through Certificates, Series 2022-NQM6.

PART I – REPRESENTATION AND WARRANTY INFORMATION

Item 1.02	Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure

No activity to report

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

IMPERIAL FUND II, LLC
(Securitizer)

By:	/s/ Victor Kuznetsov
Name:	Victor Kuznetsov
Title:	Managing Director

Date: February 13, 2025